Loss per Share	12 Months Ended
Jun. 30, 2024
Loss per Share [Abstract]
Loss per Share

Note 7. Loss per Share

	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Basic/Diluted loss per share (in cents)	3.04	1.66	1.25

a) Net loss used in the calculation of basic and diluted loss per share	6,936,957	3,786,507	2,854,254

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	227,860,641	227,798,346	227,579,684

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company’s options and warrants and performance rights. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.